UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22715
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                       Guggenheim Credit Allocation Fund
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               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
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                               Chicago, IL 60606
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              (Address of principal executive offices) (Zip code)

                                  Brian Binder
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                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100
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                        Date of fiscal year end: May 31
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             Date of reporting period: July 1, 2018- June 30, 2019
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   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22715
Reporting Period: 07/01/2018 - 06/30/2019
GUGGENHEIM CREDIT ALLOCATION FUND









====================== GUGGENHEIM CREDIT ALLOCATION FUND =======================


COMSTOCK RESOURCES, INC.

Ticker:       CRK            Security ID:  205768302
Meeting Date: AUG 10, 2018   Meeting Type: Annual
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Issue Shares in Connection with         For       For          Management
      Acquisition
2     Amend Articles                          For       For          Management
3.1   Elect Director M. Jay Allison           For       For          Management
3.2   Elect Director Roland O. Burns          For       For          Management
3.3   Elect Director Elizabeth B. Davis       For       For          Management
3.4   Elect Director Morris E. Foster         For       For          Management
3.5   Elect Director David K. Lockett         For       For          Management
3.6   Elect Director Cecil E. Martin          For       For          Management
3.7   Elect Director Frederic D. Sewell       For       For          Management
3.8   Elect Director David W. Sledge          For       For          Management
3.9   Elect Director Jim L. Turner            For       For          Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Credit Allocation Fund
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By:      /s/ Brian Binder
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Name:    Brian Binder
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Title:   President and Chief Executive Officer
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Date:    August 2, 2019
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